FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name: Atlantic Investment Management, Inc.

            Address: 666 Fifth Avenue, 34th Floor, New York, NY 10103
           -----------------------------------------------------------



                         Form 13F File Number: 028-06437
                        --------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexander J. Roepers

Title:  President

Phone:  212-484-5050

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers
-------------------------------

New York, NY

February 12, 2002


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $29,966  (thousands)


 CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND
         FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE


                                                     VALUE    SHARES/    SH/ PUT/    INVSTMT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT    PRN CALL    DSCRETN    MANAGERS     SOLE    SHARED   NONE
   --------------        --------------   -----    --------- -------   ----------   --------   --------     ----    ------   ----

Textron Inc.               COM           883203101   $ 8,292   200,000      SH        Sole                 200,000
Halliburton Co.            COM           406216101   $ 5,764   440,000      SH        Sole                 440,000
Owens Illinois Inc.        COM           690768403   $ 5,694   570,000      SH        Sole                 570,000
Flowserve Corp.            COM           34354P105   $ 5,069   190,500      SH        Sole                 190,500
C&D Technologies Inc.      COM           124661109   $ 2,854   124,900      SH        Sole                 124,900
Park Place Entertainment   COM           700690100   $ 2,293   250,000      SH        Sole                 250,000
   Corp.
